Average Annual Total Returns - Invesco Main Street Small Cap Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 Since Inception		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 17, 2013	13.25%	11.17%	9.92%	13.14%	10.39%	9.36%	7.92%	8.69%	7.88%	May 17, 2013	17.92%	11.59%	9.86%	May 17, 2013	19.47%	12.13%	10.41%	May 17, 2013	20.13%	12.76%	11.08%	May 24, 2019	20.30%	12.57%	[1]	10.82%	[1]	May 17, 2013	20.31%	12.90%	11.21%	19.96%	13.26%	10.91%	[2]

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	From the inception date of the oldest share class.